LVIP BlackRock Global Real Estate Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.77%
Australia–2.61%
=†πBGP Holdings	4,536,115	$ 0
Centuria Capital Group	1,489,874	1,481,039
LendLease Group	163,511	1,438,767
†NEXTDC	1,159,696	5,208,393
Scentre Group	2,969,224	8,667,438
Stockland	642,061	1,756,211
		18,551,848
Canada–2.77%
Canadian Apartment Properties REIT	207,207	7,965,147
RioCan Real Estate Investment Trust	594,427	11,774,223
		19,739,370
China–1.93%
China Vanke Class H	1,914,246	8,056,873
†GDS Holdings ADR	159,660	5,698,265
		13,755,138
France–3.08%
Gecina	45,248	6,693,460
Unibail-Rodamco-Westfield	92,858	15,222,452
		21,915,912
Germany–5.85%
Alstria office REIT-AG	294,034	4,785,750
Deutsche Wohnen	112,575	5,462,732
†Godewind Immobilien AG	882,882	3,675,770
LEG Immobilien	83,531	10,264,796
Vonovia	336,160	17,445,214
		41,634,262
■Hong Kong–8.00%
CK Asset Holdings	1,684,000	14,997,350
Link REIT	1,307,500	15,307,768
MTR	616,500	3,819,754
Sun Hung Kai Properties	645,500	11,096,605
Swire Properties	889,400	3,827,874
Wharf Real Estate Investment	1,061,000	7,907,320
		56,956,671
Ireland–0.45%
†Glenveagh Properties	3,258,285	3,227,349
		3,227,349
Japan–12.57%
Activia Properties	1,841	7,648,071
Comforia Residential REIT	1,587	4,347,780
Daiwa House REIT Investment	4,350	9,649,995
GLP J-REIT	4,990	5,344,338
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Hulic REIT	2,775	$ 4,728,701
Ichigo Office REIT Investment	3,952	3,786,903
Invincible Investment	10,083	4,934,119
Japan Rental Housing Investments	5,137	4,090,199
Kenedix Office Investment	1,169	8,116,069
Mitsubishi Estate	533,800	9,685,756
Mitsui Fudosan	599,100	15,092,245
Mitsui Fudosan Logistics Park	1,500	4,801,223
Sumitomo Realty & Development	84,100	3,489,337
Tokyu Fudosan Holdings	627,500	3,760,339
		89,475,075
Norway–0.83%
Entra	389,851	5,888,026
		5,888,026
Singapore–1.88%
Ascendas Real Estate Investment Trust	4,538,600	9,755,196
City Developments	548,400	3,670,137
		13,425,333
Spain–1.39%
†Aedas Homes SAU	129,029	3,290,746
Inmobiliaria Colonial SOCIMI	639,270	6,575,822
		9,866,568
Sweden–1.00%
Castellum	274,385	5,324,545
Fabege	124,312	1,806,661
		7,131,206
United Kingdom–4.74%
Assura	5,421,004	4,052,776
Big Yellow Group	394,631	5,099,080
Capital & Regional	7,470,377	2,476,231
Derwent London	90,651	3,807,836
Grainger	1,313,761	4,048,480
Land Securities Group	156,523	1,863,557
PRS REIT	2,571,779	3,302,718
Segro	1,035,796	9,092,273
		33,742,951
United States–48.67%
Alexandria Real Estate Equities	118,958	16,958,653
American Homes 4 Rent Class A	264,181	6,002,192
AvalonBay Communities	112,037	22,489,187
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
Boston Properties	145,626	$ 19,496,409
CareTrust REIT	37,374	876,794
Crown Castle International	29,052	3,718,656
CyrusOne	154,702	8,112,573
Douglas Emmett	89,674	3,624,623
EPR Properties	183,857	14,138,603
Equinix	12,128	5,495,925
Equity Residential	184,123	13,868,144
Extra Space Storage	130,656	13,315,153
Federal Realty Investment Trust	71,393	9,841,525
Highwoods Properties	161,631	7,561,098
Hilton Worldwide Holdings	41,640	3,460,700
Host Hotels & Resorts	943,262	17,827,652
Hudson Pacific Properties	159,437	5,487,822
Invitation Homes	202,234	4,920,353
Marriott International Class A	28,213	3,529,164
Prologis	356,560	25,654,492
Regency Centers	192,519	12,993,107
Rexford Industrial Realty	367,481	13,159,495
Simon Property Group	174,066	31,716,566
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
SL Green Realty	38,708	$ 3,480,623
Spirit Realty Capital	256,922	10,207,511
STAG Industrial	120,644	3,577,095
Sun Communities	120,798	14,316,979
UDR	319,209	14,511,241
Ventas	260,637	16,631,247
VEREIT	849,794	7,112,776
VICI Properties	410,014	8,971,106
Welltower	44,063	3,419,289
		346,476,753
Total Common Stock (Cost $603,303,918)		681,786,462

MONEY MARKET FUND–3.88%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	27,642,334	27,642,334
Total Money Market Fund (Cost $27,642,334)		27,642,334

TOTAL INVESTMENTS–99.65% (Cost $630,946,252)	709,428,796
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	2,523,431
NET ASSETS APPLICABLE TO 73,427,644 SHARES OUTSTANDING–100.00%	$711,952,227

= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
BGP Holdings	8/6/2009	$—	$—

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	298,000	USD	(395,041)	4/15/19	$—	$(6,616)
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	SEK	25,411,000	USD	(2,755,538)	4/15/19	$—	$(19,328)
BCLY	SGD	4,137,000	USD	(3,056,407)	4/15/19	—	(2,943)
BOA	AUD	(996,000)	USD	707,401	4/15/19	—	(25)
BOA	CAD	6,416,000	USD	(4,784,182)	4/15/19	18,816	—
BOA	ILS	3,376,000	USD	(932,690)	4/15/19	—	(2,390)
BOA	JPY	(129,152,000)	USD	1,167,406	4/15/19	2,903	(2,324)
BOA	NZD	686,000	USD	(467,379)	4/15/19	—	(80)
BOA	SGD	5,671,000	USD	(4,173,047)	4/15/19	12,641	—
CITI	CAD	638,000	USD	(481,672)	4/15/19	—	(4,067)
CITI	CAD	(570,000)	USD	425,593	4/15/19	—	(1,108)
CITI	EUR	(120,000)	USD	135,935	4/15/19	1,154	—
CITI	GBP	(2,630,000)	USD	3,449,538	4/15/19	21,488	—
CITI	HKD	(1,389,000)	USD	177,060	4/15/19	33	—
CITI	HKD	807,000	USD	(102,865)	4/15/19	—	(13)
CITI	NOK	(30,273,000)	USD	3,536,329	4/15/19	24,294	—
CITI	SEK	25,211,000	USD	(2,677,676)	4/15/19	36,999	—
CSI	CHF	1,701,000	USD	(1,686,854)	4/15/19	23,843	—
GSI	AUD	17,960,000	USD	(12,733,245)	4/15/19	23,160	—
GSI	CHF	4,852,000	USD	(4,877,256)	4/15/19	2,403	—
GSI	EUR	(305,000)	USD	345,143	4/15/19	2,574	—
GSI	JPY	(1,046,212,000)	USD	9,394,265	4/15/19	—	(57,771)
GSI	JPY	50,968,000	USD	(460,476)	4/15/19	12	(17)
HSBC	AUD	(4,651,000)	USD	3,289,510	4/15/19	—	(13,944)
HSBC	AUD	1,678,000	USD	(1,194,305)	4/15/19	—	(2,476)
HSBC	EUR	(85,000)	USD	96,139	4/15/19	668	—
HSBC	GBP	355,000	USD	(468,663)	4/15/19	—	(5,942)
HSBC	HKD	113,288,000	USD	(14,448,201)	4/15/19	—	(9,699)
HSBC	HKD	(108,797,000)	USD	13,872,533	4/15/19	6,407	—
HSBC	SGD	(4,391,000)	USD	3,234,933	4/15/19	—	(6,005)
JPMC	AUD	(1,549,000)	USD	1,088,754	4/15/19	—	(11,450)
JPMC	AUD	11,071,000	USD	(7,784,835)	4/15/19	78,537	—
JPMC	CAD	(5,722,000)	USD	4,262,311	4/15/19	—	(21,161)
JPMC	EUR	(4,881,000)	USD	5,571,867	4/15/19	89,637	—
JPMC	EUR	14,552,000	USD	(16,360,576)	4/15/19	—	(16,096)
JPMC	GBP	6,324,000	USD	(8,299,548)	4/15/19	—	(56,587)
JPMC	GBP	(492,000)	USD	649,708	4/15/19	8,416	—
JPMC	JPY	2,127,686,000	USD	(19,118,110)	4/15/19	104,536	—
JPMC	NOK	(13,667,000)	USD	1,575,916	4/15/19	—	(9,622)
SCB	EUR	(3,972,000)	USD	4,480,006	4/15/19	18,745	—
SCB	JPY	424,496,000	USD	(3,806,388)	4/15/19	28,734	—
SCB	SEK	(7,588,000)	USD	809,008	4/15/19	—	(8,054)
SSB	AUD	(8,771,000)	USD	6,196,708	4/15/19	—	(33,048)
SSB	AUD	1,532,000	USD	(1,084,510)	4/15/19	3,620	—
SSB	CAD	(148,000)	USD	111,217	4/15/19	425	—
SSB	CAD	266,000	USD	(199,241)	4/15/19	—	(114)
SSB	EUR	(13,777,000)	USD	15,538,713	4/15/19	64,696	—
SSB	GBP	(4,733,000)	USD	6,210,030	4/15/19	40,844	—
SSB	JPY	(2,635,240,000)	USD	23,750,896	4/15/19	26	(57,288)
SSB	JPY	119,524,000	USD	(1,083,758)	4/15/19	—	(3,915)
SSB	NOK	(1,189,000)	USD	137,295	4/15/19	—	(643)
SSB	NOK	1,934,000	USD	(221,252)	4/15/19	3,115	—
SSB	NZD	239,000	USD	(161,776)	4/15/19	1,029	—
SSB	SEK	5,650,000	USD	(606,431)	4/15/19	1,951	—
SSB	SEK	(14,606,000)	USD	1,561,432	4/15/19	2,524	(13,840)
UBS	HKD	(2,630,000)	USD	335,464	4/15/19	272	—
Total Foreign Currency Exchange Contracts						$624,502	$(366,566)
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
JPM- Scentre Group -Long	3,273,437	2.05%	3/20/19[1]	$3,402,541	$129,103	$—
GSI- Sumitomo Realty & Development -Long	4,287	0.00%	3/27/19[1]	4,154	—	(132)
GSI- CareTrust REIT -Long	18,492,169	2.41%[2]	4/1/19[1]	18,224,784	—	(267,386)
Total TRS Contracts					$129,103	$(267,518)
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Maturity is 2119.
[2] Federal Funds Rate + 20 bps.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
CSI–Credit Suisse International
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
UBS–Union Bank of Switzerland
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (formerly LVIP Clarion Global Real Estate Fund)(the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$1,481,039	$17,070,809	$—	$18,551,848
Canada	19,739,370	—	—	19,739,370
China	5,698,265	8,056,873	—	13,755,138
France	15,222,452	6,693,460	—	21,915,912
Germany	3,675,770	37,958,492	—	41,634,262
Hong Kong	—	56,956,671	—	56,956,671
Ireland	3,227,349	—	—	3,227,349
Japan	9,131,241	80,343,834	—	89,475,075
Norway	—	5,888,026	—	5,888,026
Singapore	—	13,425,333	—	13,425,333
Spain	—	9,866,568	—	9,866,568
Sweden	—	7,131,206	—	7,131,206
United Kingdom	13,880,205	19,862,746	—	33,742,951
United States	346,476,753	—	—	346,476,753
Money Market Fund	27,642,334	—	—	27,642,334
Total Investments	$446,174,778	$263,254,018	$—	$709,428,796
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$624,502	$—	$624,502
Swap Contract	$—	$129,103	$—	$129,103
Liabilities:
Foreign Currency Exchange Contracts	$—	$(366,566)	$—	$(366,566)
Swap Contracts	$—	$(267,518)	$—	$(267,518)
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Global Real Estate Fund–6